Note 5 - Property, Plant and Equipment	12 Months Ended
Oct. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
5. Property, Plant and Equipment

Homebuilding property, plant, and equipment consists of land, land improvements, buildings, building improvements, furniture, and equipment used to conduct day-to-day business and are recorded at cost less accumulated depreciation.

Property, plant, and equipment balances as of October 31, 2011 and 2010 were as follows:

	October 31,
(In thousands)	2011	2010

Land	$2,398	$3,932
Buildings	66,833	68,141
Building improvements	11,832	13,483
Furniture	7,239	8,498
Equipment	40,348	41,751
Total	128,650	135,805
Less accumulated depreciation	75,384	73,038
Total	$53,266	$62,767